Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Other Receivables And Prepaid Expenses	OTHER RECEIVABLES AND PREPAID EXPENSES
The following table presents the components of other receivables and prepaid expenses as of December 31, 2023 and 2022.

	December 31, 2023	December 31, 2022
Cost to obtain	$20,141	$26,742
Prepaid IT support services	2,624	9,554
Prepaid Insurance	5,938	5,589
Other prepaid expenses	96,505	90,240
Government institutions	87,864	87,203
Derivative instruments	36,070	47,187
Right to use land and buildings	2,214	2,328
Other	33,996	29,855
Total	$285,352	$298,698